Summary of Noninterest Income (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 474,916	¥ 428,317
Foreign exchange gains (losses)—net	[1]	21,708	22,785
Trading account gains (losses)—net		83,255	257,591
Investment gains (losses)—net:
Debt securities	[1]	(317)	46
Equity securities	[1]	135,070	266,119
Equity in earnings (losses) of equity method investees—net	[1]	16,541	5,788
Gains on disposal of premises and equipment	[1]	1,988	6,849
Other noninterest income	[2],[3]	29,234	23,715
Total noninterest income		762,395	1,011,210
Securities related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	89,387	78,441
Deposits related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	7,569	7,408
Lending related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[2],[5]	78,053	79,619
Correspondent clearing
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	54,576	54,785
Investment advisory, management and administrative service
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	60,596	45,948
Fiduciary and trust
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	66,393	54,425
Agency business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	18,573	15,064
Guarantee related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[1]	16,781	15,560
Financial service, other
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	82,988	77,067
Financial service
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 474,916	¥ 428,317

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[2]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[3]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.
[4]	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
[5]	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.